Property and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment	3. Property and Equipment
			Net Book Value
	Cost $	Accumulated Amortization $	December 31, 2014 $	December 31, 2013 $

Equipment	47,861	41,976	5,885	9,914